Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Montes Archimedes Acquisition Corp.
Schedule of restatement on the balance sheets and statements of operations
The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$412,780,872	$—	$412,780,872

Liabilities and stockholders’ equity
Total current liabilities	$552,723	$—	$552,723
Deferred underwriting commissions	14,375,138	—	14,375,138
Derivative warrant liabilities	—	49,097,230	49,097,230

Total liabilities	14,927,861	49,097,230	64,025,091
Class A common stock, $0.0001 par value; shares subject to possible redemption	392,853,010	(49,097,230)	343,755,780
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock—$0.0001 par value	179	491	670
Class B common stock—$0.0001 par value	1,027	—	1.027
Additional paid-in-capital	5,385,198	10,387,424	15,772,622
Accumulated deficit	(386,403)	(10,387,915)	(10,774,318)

Total stockholders’ equity	5,000,001	—	5,000,001

Total liabilities and stockholders’ equity	$412,780,872	$—	$412,780,872

	Period From July 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported		Restatement Adjustment		As Restated
Statement of Operations
Loss from operations	$(454,875)		$—		$(454,875)
Other (expense) income:
Financing costs—derivative warrant liabilities	—		(6,800,025)		(6,800,025)
Change in fair value of derivative warrant liabilities	—		(3,587,890)		(3,587,890)
Interest earned on marketable securities held in Trust Account	79,568		—		79,568
Unrealized gain on marketable securtities held in Trust Account	5,613		—		5,613

Total other (expense) income	85,181		(10,387,915)		(10,302,734)
Income tax expense	16,709		—		16,709

Net loss	$(386,403)		$(10,387,915)		$(10,774,318)

Weighted average shares outstanding of common stock subject to redemption, basic and diluted	38,896,852		(4,510,304)		34.386,548
Basic and diluted net loss per share, common stock subject to redemption	$—		$—		$—

Weighted average shares outstanding of common stock, basic and diluted	10,985,515		2,338,676		13,324,191

Basic and diluted net loss per share, common stock	$(0.04	) $	(0.77	) $	(0.81)

Table of Contents

	Period From July 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(248,954)	—	(248,954)
Net cash used in investing activities	(410,718,230)	—	(410,718,230)
Net cash provided by financing activities	412,663,675	—	412,663,675

Net change in cash	$1,696,491	$—	$1,696,491